JPMORGAN TRUST I

245 Park Avenue

New York, N.Y. 10167

August 28, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

JPMorgan Trust I (“Trust”) on behalf of:

the J.P. Morgan Funds listed in Appendix A (the “Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 92 (Amendment No. 93 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to include the revised disclosure pursuant to the new Form N-1A for the statutory prospectuses for all share classes for the Funds. We are also registering Class C shares for JPMorgan Mid Cap Equity Fund. We are concurrently filing post-effective amendments to the registration statements for J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Trust II and JPMorgan Value Opportunities Fund reflecting the new disclosure.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary

cc:

James O’Connor

Division of Investment Management

Appendix A

J.P. Morgan U.S. Equity Funds:

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Plus Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan Strategic Small Cap Value Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Value Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

JPMorgan Value Discovery Fund

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2010 Fund

JPMorgan SmartRetirement 2015 Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund